Subsequent Events (Details Narrative) - USD ($)	May 11, 2021	Apr. 12, 2021	Mar. 12, 2021	Apr. 15, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Common stock, par value					$ 0.00000001	$ 0.00000001	$ 0.00000001
Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Number of shares issued during period, shares			57,748
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, par value				$ 0.0001
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Common stock, par value				0.0001
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Common stock, par value				$ 0.00000001
Subsequent Event [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Number of shares issued during period, shares		850
Number of shares issued during period, value		$ 85,000
Share issued price per share		$ 100
Conversion of convertible securities	68,583,866,100
Convertible preferred stock, shares issued upon conversion	48,098
Shares acquired	10,500
Acquisition conversion price	$ 0.0000007013